COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	6.1%
BANKING	1.5%
M&T Bank Corp., 7.50%, Series J(a)(b)			211,575	$5,651,168
Morgan Stanley, 6.625%, Series Q(a)(b)			112,834	2,923,529
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)			39,102	957,608

				9,532,305

FINANCIAL SERVICES	1.0%
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)			99,985	2,162,675
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)			38,107	836,830
KKR & Co., Inc., 6.875%, due 6/1/65, Series T(a)			85,452	2,217,479
TPG Operating Group II LP, 6.95%, due 3/15/64(a)			63,841	1,648,375

				6,865,359

INSURANCE	1.9%
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(b)			60,000	1,512,600
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)			69,846	1,777,581
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)			125,442	3,206,297
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)			81,970	2,139,417
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)			68,732	1,804,902
Lincoln National Corp., 9.00%, Series D(a)(b)			74,292	1,981,368

				12,422,165

TELECOMMUNICATIONS	0.3%
T-Mobile USA, Inc., 5.50%, due 6/1/70(a)			40,539	918,208
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70(a)			37,357	853,608

				1,771,816

UTILITIES	1.4%
Algonquin Power & Utilities Corp., 8.76% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			46,926	1,196,613
DTE Energy Co., 6.25%, due 10/1/85, Series H(a)			96,964	2,461,916
SCE Trust VII, 7.50%, Series M(a)(b)			100,841	2,349,595
Xcel Energy, Inc., 6.25%, due 10/15/85			135,200	3,368,508

				9,376,632

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$39,491,075)				39,968,277

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	138.5%
BANKING	82.8%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	1,800,000	2,309,043
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	3,200,000	4,034,836
Alpha Bank SA, 7.50% to 6/10/30 (Greece)(b)(c)(e)(f)		EUR	1,800,000	2,321,636
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			3,041,000	3,397,890
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(b)(c)(e)(f)		EUR	1,600,000	1,949,936
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(b)(c)(e)(f)		EUR	4,600,000	5,711,940
Banco Santander SA, 6.00% to 1/2/31 (Spain)(b)(c)(e)(f)		EUR	800,000	965,297
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)			6,000,000	6,619,896

	Principal Amount*		Value
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		3,000,000	$3,365,766
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		6,400,000	7,728,152
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		2,812,000	2,843,933
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		1,329,000	1,345,494
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)(c)		6,710,000	6,801,770
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)(c)		10,640,000	11,082,773
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(b)(c)(e)(f)	EUR	1,000,000	1,225,815
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(c)		2,600,000	2,598,750
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)		3,000,000	3,134,300
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		2,400,000	2,579,374
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		5,200,000	5,533,408
Bankinter SA, 6.00% to 6/30/30 (Spain)(b)(c)(e)(f)	EUR	1,000,000	1,209,016
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		1,820,000	1,929,200
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)		3,800,000	4,030,903
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		2,600,000	2,755,692
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(b)(c)(e)(f)	GBP	3,500,000	4,963,396
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	4,000,000	5,671,468
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	2,000,000	2,913,859
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)		8,400,000	9,551,405
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		6,800,000	6,218,002
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(e)(g)		2,000,000	2,058,298
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		1,600,000	1,676,053
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		9,300,000	9,874,294
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		6,100,000	6,579,795
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		6,400,000	6,846,093
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		2,600,000	2,801,651
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(b)(c)(e)(f)	EUR	800,000	984,506
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	2,600,000	3,197,307
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	800,000	1,056,698
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)(c)		2,800,000	2,878,890
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		9,969,000	9,367,698
Citigroup, Inc., 6.875% to 8/15/30, Series GG(b)(c)		9,944,000	10,258,698
Citigroup, Inc., 6.95% to 2/15/30, Series FF(b)(c)		11,814,000	12,148,419
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		6,443,000	6,852,871
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)(c)		11,738,000	12,339,760
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(c)		5,755,000	5,784,926
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		2,300,000	2,326,036
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		2,250,000	2,334,017
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		3,600,000	3,786,305
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	2,900,000	4,159,163
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)(g)		5,200,000	5,315,060
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(b)(e)(g)(h)(i)		1,400,000	133,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		4,300,000	408,500
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)		2,400,000	228,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)		EUR 3,200,000	4,051,855
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)		EUR 3,600,000	4,621,958
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(e)(f)		EUR 1,800,000	2,199,812
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)		EUR 2,200,000	2,805,132
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(b)(c)(e)(f)		EUR 3,250,000	3,986,775
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(b)(c)		2,500,000	2,630,368

	Principal Amount*			Value
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		2,260,000		$2,374,275
First Citizens BancShares, Inc., 8.271% (3 Month USD Term SOFR + 4.234%), Series B(b)(d)		4,674,000		4,829,985
First Horizon Bank, 5.44% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(d)(g)		14,750	†	11,210,000
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)		1,326,000		1,417,301
Goldman Sachs Group, Inc., 6.85% to 2/10/30(b)(c)		5,012,000		5,212,269
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		14,989,000		15,844,197
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		2,900,000		2,752,655
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(e)		5,200,000		5,226,479
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		1,900,000		2,070,572
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(e)		2,000,000		2,045,428
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		2,000,000		2,080,960
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		2,600,000		2,760,748
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		128,000		126,256
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(b)(c)		3,250,000		3,244,852
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		2,000,000		1,932,724
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(b)(c)(e)		5,800,000		5,985,720
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		4,300,000		4,560,687
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		2,300,000		2,392,898
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		6,800,000		7,389,446
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	2,400,000		3,063,648
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)(c)		2,305,000		2,388,542
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		7,049,000		7,434,030
JPMorgan Chase & Co., 7.036% (3 Month USD Term SOFR + 2.745%), Series II(a)(b)(d)		4,110,000		4,128,992
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)		2,200,000		2,297,757
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	800,000		982,382
KeyCorp Capital III, 7.75%, due 7/15/29		2,000,000		2,135,814
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR	1,200,000		1,477,120
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		1,600,000		1,640,490
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	2,800,000		3,863,335
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(b)(c)(e)		2,400,000		2,599,106
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	1,200,000		1,696,066
M&T Bank Corp., 3.50% to 9/1/26, Series I(b)(c)		626,000		604,754
Mellon Capital IV, 4.83% (3 Month USD Term SOFR + 0.827%, Floor 4.00%), Series 1(a)(b)(d)		2,967,000		2,542,720
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	1,200,000		1,657,745
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(e)(f)	GBP	3,000,000		4,184,686
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		4,200,000		4,734,891
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)(g)		600,000		609,320
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(b)(c)(e)(f)	EUR	2,600,000		3,200,202
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		3,809,000		3,842,333
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		2,850,000		2,900,713
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		5,663,000		5,820,041
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(a)(c)		5,000,000		4,955,915
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)(c)		4,000,000		4,130,430
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(e)(g)		6,600,000		6,235,430
Societe Generale SA, 6.125% to 3/17/32 (France)(b)(c)(e)(f)	EUR	1,300,000		1,532,870
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		5,800,000		5,848,018
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)		3,800,000		3,987,253
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)		2,600,000		2,815,561
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		5,800,000		6,226,845
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		6,600,000		7,320,997

		Principal Amount*		Value
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(c)(e)(g)			3,000,000	$2,827,088
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)			5,000,000	5,377,485
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)			5,067,000	5,277,073
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,335,615
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(e)(f)			1,000,000	1,057,151
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)			5,200,000	5,599,152
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)(c)			4,800,000	4,817,016
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)			2,300,000	2,424,108
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			6,600,000	6,984,785
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			635,000	635,015
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			2,400,000	2,378,755
Truist Financial Corp., 6.669% to 3/1/26, Series N(a)(b)(c)			10,272,000	10,331,198
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)			5,100,000	4,646,174
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)			3,500,000	3,622,301
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(b)(c)(e)(g)			5,000,000	5,102,295
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(b)(c)(e)(g)			3,200,000	3,458,944
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)			7,400,000	8,182,136
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(e)(g)			8,600,000	10,253,883
UniCredit SpA, 6.50% to 12/3/31 (Italy)(b)(c)(e)(f)		EUR	2,000,000	2,499,678
USB Capital IX, 5.599% (3 Month USD Term SOFR + 1.282%, Floor 3.50%)(a)(b)(d)			5,943,000	4,938,837
USB Realty Corp., 5.726% (3 Month USD Term SOFR + 1.409%)(a)(b)(d)(g)			3,000,000	2,424,298
Wells Fargo & Co., 5.95%, due 12/15/36(a)			1,832,000	1,897,276
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			2,775,000	2,921,104
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			4,520,000	4,844,649
Wells Fargo & Co., 7.95%, due 11/15/29, Series B(a)			445,000	498,427

				543,134,789

CONSUMER DISCRETIONARY PRODUCTS	0.4%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(c)(f)		EUR	400,000	513,966
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	1,300,000	1,763,471

				2,277,437

ENERGY	1.2%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			2,507,000	2,599,849
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			3,415,000	3,650,717
Sunoco LP, 7.875% to 9/18/30(a)(b)(c)(g)			1,410,000	1,433,061

				7,683,627

FINANCIAL SERVICES	3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)(c)			1,260,000	1,319,526
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			2,983,000	2,909,894
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			4,314,000	3,983,340
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			1,903,000	1,875,226
ILFC E-Capital Trust I, 6.27% (3 Month USD Term SOFR + 1.812%), due 12/21/65(d)(g)			4,585,000	3,878,329
ILFC E-Capital Trust II, 6.52% (3 Month USD Term SOFR + 2.062%), due 12/21/65(d)(g)			4,250,000	3,650,589
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(b)(c)(e)			5,000,000	5,181,930

				22,798,834

HEALTH CARE	1.3%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(c)			1,414,000	1,461,857
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)			6,836,000	7,187,664

				8,649,521

		Principal Amount*		Value
INSURANCE	18.2%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)(g)			3,600,000	$3,719,916
Allstate Corp., 7.411% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(d)			3,400,000	3,417,007
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(c)			1,850,000	1,908,688
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(a)(c)			4,411,000	4,523,128
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	2,000,000	2,521,675
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(c)(e)(f)		EUR	3,500,000	4,296,223
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(c)(e)(f)		EUR	800,000	1,013,616
AXA SA, 8.60%, due 12/15/30 (France)(a)			1,290,000	1,538,466
Corebridge Financial, Inc., 6.375% to 6/15/34, due 9/15/54(a)(c)			1,660,000	1,706,196
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			4,830,000	4,954,359
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			2,800,000	2,912,636
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			3,155,000	3,135,972
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(c)			2,290,000	2,388,937
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			3,230,000	3,182,392
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			3,200,000	3,391,197
Hartford Insurance Group, Inc., 6.598% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(d)(g)			9,885,000	9,254,804
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			1,979,000	1,970,768
Lincoln National Corp., 6.627% (3 Month USD Term SOFR + 2.302%), due 4/20/67(a)(d)			6,100,000	5,107,390
Lincoln National Corp., 6.804% (3 Month USD Term SOFR + 2.619%), due 5/17/66(a)(d)			4,000,000	3,448,604
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			2,134,000	2,297,953
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(a)(c)(g)			7,400,000	7,705,391
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			7,080,000	7,930,527
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			6,150,000	7,390,289
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(a)(c)(g)			4,400,000	4,741,845
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46 (Australia)(a)(c)(f)			2,500,000	2,518,288
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)			2,780,000	2,920,573
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Bermuda)(f)			3,200,000	3,417,454
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			1,000,000	977,908
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			3,515,000	3,435,182
SBL Holdings, Inc., 9.508% to 5/13/30(b)(c)(g)			2,075,000	2,167,423
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			5,200,000	5,346,713
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			1,109,000	1,179,698
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(a)(c)(f)			3,000,000	3,191,651

				119,612,869

PIPELINES	13.5%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			1,693,000	1,712,178
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			4,534,000	4,554,616
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			7,464,000	7,550,209
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			3,455,000	3,669,272
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			1,847,000	1,923,883
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			825,000	876,026
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			3,088,000	3,354,232
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			4,579,000	4,935,278
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			7,940,000	9,100,471
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			3,020,000	3,042,076
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			8,059,000	8,054,681
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			7,422,000	7,683,344
Enterprise Products Operating LLC, 7.21% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)			2,000,000	2,000,043
Enterprise Products Operating LLC, 7.433% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(d)			4,592,000	4,595,674

		Principal Amount*	Value
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)(c)		4,500,000	$4,468,388
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(a)(c)		3,860,000	3,873,973
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)		3,490,000	3,708,415
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)		4,260,000	4,454,107
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)		4,404,000	4,370,612
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)		4,904,000	4,863,687

			88,791,165

REAL ESTATE	0.3%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(b)(c)(f)		EUR 1,800,000	2,171,499

TELECOMMUNICATIONS	2.4%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)		2,980,000	3,095,564
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)		3,700,000	3,870,722
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b)(c)(f)		EUR 1,600,000	2,030,207
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)		3,620,000	3,727,841
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)		2,750,000	2,902,796

			15,627,130

UTILITIES	14.9%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)		2,306,000	2,268,816
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)		3,514,000	3,647,817
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		5,322,000	5,197,144
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)		4,220,000	4,372,228
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(c)		3,700,000	3,696,285
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(c)		4,280,000	4,296,719
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)		1,518,000	1,646,655
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)		5,217,000	5,478,304
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)		1,092,000	1,161,052
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)		2,750,000	2,870,478
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)		2,940,000	3,046,954
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(a)(c)		3,785,000	3,813,266
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)		1,955,000	2,026,011
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)		2,760,000	2,890,341
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(c)		1,340,000	1,455,008
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)		3,445,000	3,605,895
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)		2,377,000	2,496,451
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(c)		2,640,000	2,708,336
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(a)(c)		1,020,000	1,066,851
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(c)		818,000	824,361
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)(c)		1,660,000	1,725,165
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)		4,520,000	4,792,470
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)		4,334,000	4,489,994
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)		6,823,000	7,356,020
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)		1,511,000	1,565,953
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)		261,000	272,258
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)		3,040,000	2,965,437
Sempra, 6.375% to 1/1/31, due 4/1/56(a)(c)		4,820,000	4,949,442
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)		5,274,000	5,396,383

		Principal Amount*	Value
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)		5,652,000	$5,864,148

			97,946,242

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$868,262,400)			908,693,113

CORPORATE BONDS—UTILITIES	0.2%
Enel Finance International NV, 7.50%, due 10/14/32 (Italy)(a)(g)		800,000	922,763

TOTAL CORPORATE BONDS (Identified cost—$782,952)			922,763

		Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(j)		5,911,537	5,911,537
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(j)		5,912,000	5,912,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,823,537)			11,823,537

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$920,359,964)	146.6%		961,407,690
LIABILITIES IN EXCESS OF OTHER ASSETS	(46.6)		(305,409,249)

NET ASSETS	100.0%		$655,998,441

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate (resets daily)	Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
EUR 15,800,000	2.388%	Pay	Annually	2.096%(k)	Receive	Semi-Annually	12/16/30	$8,267	$—	$8,267
$ 94,000,000	1.181%	Pay	Monthly	4.354%(l)	Receive	Monthly	9/15/26	2,408,504	(6,340)	2,414,844
90,000,000	0.930%	Pay	Monthly	4.354%(l)	Receive	Monthly	9/15/27	4,512,418	(9,579)	4,521,997
40,000,000	3.655%	Pay	Monthly	4.240%(l)	Receive	Monthly	9/15/28	(407,092)	—	(407,092)
40,000,000	3.588%	Pay	Monthly	4.240%(l)	Receive	Monthly	9/15/28	(329,007)	—	(329,007)
19,000,000	3.227%	Receive	Annually	4.240%(l)	Pay	Annually	12/16/30	(156,673)	—	(156,673)

								$6,036,417	$(15,919)	$6,052,336

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	61,918,840	USD	72,412,226	10/27/25	$(394,220)
Brown Brothers Harriman	GBP	21,414,994	USD	28,586,233	10/27/25	(218,777)

						$(612,997)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded:
Utilities	$6,008,124	$3,368,508	$—	$9,376,632
Other Industries	30,591,645	—	—	30,591,645
Preferred Securities—Over-the-Counter	—	908,693,113	—	908,693,113
Corporate Bonds	—	922,763	—	922,763
Short-Term Investments	—	11,823,537	—	11,823,537

Total Investments in Securities(m)	$36,599,769	$924,807,921	$—	$961,407,690

Interest Rate Swap Contracts	$—	$6,945,108	$—	$6,945,108

Total Derivative Assets(m)	$—	$6,945,108	$—	$6,945,108

Forward Foreign Currency Exchange Contracts	$—	$(612,997)	$—	$(612,997)
Interest Rate Swap Contracts	—	(892,772)	—	(892,772)

Total Derivative Liabilities(m)	$—	$(1,505,769)	$—	$(1,505,769)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $407,864,740 in aggregate has been pledged as collateral.

(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at September 30, 2025.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $318,488,840 which represents 48.6% of the net assets of the Fund (32.8% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $132,762,381 which represents 20.2% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $214,460,972 which represents 32.7% of the net assets of the Fund, of which 1.8% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on EURIBOR. Represents rates in effect at September 30, 2025.
(l)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2025.
(m)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Country Summary	% of Managed Assets
United States	48.3
Canada	11.8
United Kingdom	8.7
France	8.7
Switzerland	3.9
Spain	3.6
Netherlands	2.8
Japan	2.7
Germany	2.0
Ireland	1.0
Greece	1.0
Italy	1.0
Sweden	0.8
Austria	0.5
Bermuda	0.5
Other (includes short-term investments)	2.7

100.0

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.